Trading Properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Beginning	$ 8,359	$ 22,069
IFRS 15 adjustment		(8,325)
Additions	2,309	3,664
Desconsolidation	(155)
Capitalized financial costs	12	17
Currency translation adjustment	876	(1,351)
Transfers	215	52
Impairment		(46)
Disposals	(4,444)	(7,721)
Ending	7,172	8,359
Completed properties [Member]
Disclosure of financial assets [line items]
Beginning	2,685	5,846
IFRS 15 adjustment		(1,558)
Additions	24
Desconsolidation
Capitalized financial costs
Currency translation adjustment	301	(635)
Transfers	1,238	3,470
Impairment
Disposals	(2,224)	(4,438)
Ending	2,024	2,685
Properties under development [Member]
Disclosure of financial assets [line items]
Beginning	2,394	12,124
IFRS 15 adjustment		(6,767)
Additions	1,722	3,603
Desconsolidation	(155)
Capitalized financial costs	12	17
Currency translation adjustment	31	(497)
Transfers	(990)	(2,803)
Impairment
Disposals	(2,185)	(3,283)
Ending	829	2,394
Undeveloped sites [Member]
Disclosure of financial assets [line items]
Beginning	3,280	4,099
IFRS 15 adjustment
Additions	563	61
Desconsolidation
Capitalized financial costs
Currency translation adjustment	544	(219)
Transfers	(33)	(615)
Impairment		(46)
Disposals	(35)
Ending	$ 4,319	$ 3,280